FAIR VALUE MEASUREMENTS (Details) - Hierarchy for financial liabilities measured at fair value (USD $)	Jan. 31, 2015	Oct. 31, 2014
FAIR VALUE MEASUREMENTS (Details) - Hierarchy for financial liabilities measured at fair value [Line Items]
Financial Liability	$ 3,345,467	$ 3,236,281
Patent Acquisition Obligation [Member] | Fair Value, Inputs, Level 1 [Member]
FAIR VALUE MEASUREMENTS (Details) - Hierarchy for financial liabilities measured at fair value [Line Items]
Financial Liability
Patent Acquisition Obligation [Member] | Fair Value, Inputs, Level 2 [Member]
FAIR VALUE MEASUREMENTS (Details) - Hierarchy for financial liabilities measured at fair value [Line Items]
Financial Liability
Patent Acquisition Obligation [Member] | Fair Value, Inputs, Level 3 [Member]
FAIR VALUE MEASUREMENTS (Details) - Hierarchy for financial liabilities measured at fair value [Line Items]
Financial Liability	3,345,467	3,236,281
Patent Acquisition Obligation [Member]
FAIR VALUE MEASUREMENTS (Details) - Hierarchy for financial liabilities measured at fair value [Line Items]
Financial Liability	3,345,467	3,236,281
Fair Value, Inputs, Level 1 [Member]
FAIR VALUE MEASUREMENTS (Details) - Hierarchy for financial liabilities measured at fair value [Line Items]
Financial Liability
Fair Value, Inputs, Level 2 [Member]
FAIR VALUE MEASUREMENTS (Details) - Hierarchy for financial liabilities measured at fair value [Line Items]
Financial Liability
Fair Value, Inputs, Level 3 [Member]
FAIR VALUE MEASUREMENTS (Details) - Hierarchy for financial liabilities measured at fair value [Line Items]
Financial Liability	$ 3,345,467	$ 3,236,281